Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$145,680,605.16	0.9642614	$129,929,546.74	0.8600049	$15,751,058.42
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$218,830,605.16	0.1448030	$203,079,546.74	0.1343803	$15,751,058.42

Weighted Avg. Coupon (WAC)	4.42%		4.44%
Weighted Avg. Remaining Maturity (WARM)	25.31		24.48
Pool Receivables Balance	$251,847,440.59		$235,923,198.12
Remaining Number of Receivables	32,168		31,392

Adjusted Pool Balance	$249,957,801.97		$234,206,743.55

III. COLLECTIONS

Principal:
Principal Collections	$15,528,076.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$344,426.52
Total Principal Collections	$15,872,503.31

Interest:
Interest Collections	$899,859.15
Late Fees & Other Charges	$52,765.38
Interest on Repurchase Principal	$-
Total Interest Collections	$952,624.53

Collection Account Interest	$504.86
Reserve Account Interest	$270.99
Servicer Advances	$-

Total Collections	$16,825,903.69

1 of 3

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$16,825,903.69
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$24,607,702.89

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$209,872.87	$-	$209,872.87	$209,872.87
Collection Account Interest					$504.86
Late Fees & Other Charges					$52,765.38
Total due to Servicer					$263,143.11

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$88,622.37		$88,622.37

Total Class A interest:		$88,622.37		$88,622.37	$88,622.37

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$16,396,214.37

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$15,751,058.42

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,751,058.42
Class A Notes Total:		$15,751,058.42		$15,751,058.42
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$15,751,058.42		$15,751,058.42

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					645,155.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,889,638.62
Beginning Period Amount	$1,889,638.62
Current Period Amortization	$173,184.05
Ending Period Required Amount	$1,716,454.57
Ending Period Amount	$1,716,454.57
Next Distribution Date Amount	$1,553,068.71

2 of 3

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	12.45%	13.29%	13.29%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.38%	30,568	96.24%	$227,049,075.93
30 - 60 Days	2.03%	638	2.89%	$6,813,723.89
61 - 90 Days	0.51%	160	0.74%	$1,743,223.58
91-120 Days	0.08%	26	0.13%	$317,174.72
121 + Days	0.00%	0	0.00%	$-
Total		31,392		$235,923,198.12

Delinquent Receivables 30+ Days Past Due
Current Period	2.62%	824	3.76%	$8,874,122.19
1st Preceding Collection Period	2.42%	780	3.43%	$8,627,029.70
2nd Preceding Collection Period	2.28%	752	3.21%	$8,648,670.89
3rd Preceding Collection Period	2.33%	787	3.23%	$9,271,271.39
Four-Month Average	2.42%		3.41%

Repossession in Current Period		17		$199,198.18
Repossession Inventory		65		$117,129.10

Current Charge-Offs
Gross Principal of Charge-Offs				$396,165.68
Recoveries				$(344,426.52)
Net Loss				$51,739.16

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.25%

Average Pool Balance for Current Period				$243,885,319.36

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.25%
1st Preceding Collection Period				0.60%
2nd Preceding Collection Period				0.69%
3rd Preceding Collection Period				0.34%
Four-Month Average				0.47%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		30	2,293	$34,269,228.94
Recoveries		36	2,092	$(21,871,785.14)
Net Loss				$12,397,443.80
Cumulative Net Loss as a % of Initial Pool Balance				0.78%

Net Loss for Receivables that have experienced a Net Loss *		22	1,903	$12,526,914.35
Average Net Loss for Receivables that have experienced a Net Loss				$6,582.72

Principal Balance of Extensions				$1,134,276.15
Number of Extensions				103

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3